Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
Columbia VP - High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia VP – High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide shareholders with high current income as its primary objective and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as its secondary objective, capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as "junk" bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality.

The Fund may invest up to 25% of its net assets in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, the portfolio managers put more emphasis on credit risk in selecting investments than either maturity or duration.

		The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Confidential Information Access Risk. The Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The Investment Manager's decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund's performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund's portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower's obligations or difficult or costly to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

		Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may fail to achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class includes the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), the share classes of the Fund would have annual returns substantially similar because all classes of the Fund’s shares invest in the same portfolio of securities. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

		The Fund’s past performance is no guarantee of the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period Best: 2nd Quarter 2009: 25.06% Worst: 4th Quarter 2008: –19.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Columbia VP - High Yield Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.72%	[1]
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	414
10 years	rr_ExpenseExampleYear10	928
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	414
10 years	rr_ExpenseExampleNoRedemptionYear10	928
1 year	rr_AverageAnnualReturnYear01	15.87%
5 years	rr_AverageAnnualReturnYear05	10.01%
10 years	rr_AverageAnnualReturnYear10	10.20%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia VP - High Yield Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.97%	[1]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	550
10 years	rr_ExpenseExampleYear10	1,222
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	315
5 years	rr_ExpenseExampleNoRedemptionYear05	550
10 years	rr_ExpenseExampleNoRedemptionYear10	1,222
1 year	rr_AverageAnnualReturnYear01	15.62%
5 years	rr_AverageAnnualReturnYear05	9.76%
10 years	rr_AverageAnnualReturnYear10	9.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia VP - High Yield Bond Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	485
10 years	rr_ExpenseExampleYear10	1,082
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	278
5 years	rr_ExpenseExampleNoRedemptionYear05	485
10 years	rr_ExpenseExampleNoRedemptionYear10	1,082
2003	rr_AnnualReturn2003	25.17%
2004	rr_AnnualReturn2004	11.40%
2005	rr_AnnualReturn2005	4.02%
2006	rr_AnnualReturn2006	10.81%
2007	rr_AnnualReturn2007	1.86%
2008	rr_AnnualReturn2008	(25.19%)
2009	rr_AnnualReturn2009	53.86%
2010	rr_AnnualReturn2010	13.96%
2011	rr_AnnualReturn2011	5.68%
2012	rr_AnnualReturn2012	15.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.01%)
1 year	rr_AverageAnnualReturnYear01	15.74%
5 years	rr_AverageAnnualReturnYear05	9.91%
10 years	rr_AverageAnnualReturnYear10	10.15%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1996
Columbia VP - High Yield Bond Fund | BofA Merrill Lynch High Yield Cash-Pay Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.40%
5 years	rr_AverageAnnualReturnYear05	10.01%
10 years	rr_AverageAnnualReturnYear10	10.21%

[1]	Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.72% for Class 1, 0.97% for Class 2 and 0.845% for Class 3.